LVIP Global Income Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.82%
•Fannie Mae Connecticut Avenue Securities
Series 2013-C01 M2 7.27% (LIBOR01M + 5.25%) 10/25/23	474,339	$ 524,440
Series 2014-C02 1M2 4.62% (LIBOR01M + 2.60%) 5/25/24	744,993	776,119
Series 2014-C03 1M2 5.02% (LIBOR01M + 3.00%) 7/25/24	707,641	743,200
Series 2014-C03 2M2 4.92% (LIBOR01M + 2.90%) 7/25/24	289,113	300,571
Series 2014-C04 1M2 6.92% (LIBOR01M + 4.90%) 11/25/24	313,073	341,713
Series 2014-C04 2M2 7.02% (LIBOR01M + 5.00%) 11/25/24	287,690	306,660
Series 2015-C01 1M2 6.32% (LIBOR01M + 4.30%) 2/25/25	313,601	332,502
Series 2015-C01 2M2 6.57% (LIBOR01M + 4.55%) 2/25/25	327,040	339,243
Series 2015-C02 1M2 6.02% (LIBOR01M + 4.00%) 5/25/25	512,973	541,582
Series 2015-C02 2M2 6.02% (LIBOR01M + 4.00%) 5/25/25	267,794	277,091
Series 2015-C03 1M2 7.02% (LIBOR01M + 5.00%) 7/25/25	172,811	186,150
Series 2015-C03 2M2 7.02% (LIBOR01M + 5.00%) 7/25/25	371,176	392,932
Series 2016-C01 2M2 8.97% (LIBOR01M + 6.95%) 8/25/28	372,300	402,852
Series 2016-C04 1M2 6.27% (LIBOR01M + 4.25%) 1/25/29	210,000	221,667
Series 2017-C01 1M2 5.57% (LIBOR01M + 3.55%) 7/25/29	465,000	488,649
Series 2018-C02 2M1 2.67% (LIBOR01M + 0.65%) 8/25/30	164,094	164,087
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN1 M2 4.22% (LIBOR01M + 2.20%) 2/25/24	117,032	118,400
Series 2014-DN2 M3 5.62% (LIBOR01M + 3.60%) 4/25/24	250,000	265,193
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2014-DN3 M3 6.02% (LIBOR01M + 4.00%) 8/25/24	174,392	$ 184,275
Series 2014-HQ1 M3 6.12% (LIBOR01M + 4.10%) 8/25/24	434,146	460,177
Series 2014-HQ2 M3 5.77% (LIBOR01M + 3.75%) 9/25/24	700,000	757,919
Series 2015-DN1 M3 6.17% (LIBOR01M + 4.15%) 1/25/25	683,375	707,908
Series 2015-DNA1 M3 5.32% (LIBOR01M + 3.30%) 10/25/27	250,000	263,707
Series 2015-DNA2 M3 5.92% (LIBOR01M + 3.90%) 12/25/27	750,000	779,700
Series 2015-DNA3 M2 4.87% (LIBOR01M + 2.85%) 4/25/28	298,471	301,003
Series 2015-HQ1 M3 5.82% (LIBOR01M + 3.80%) 3/25/25	683,898	703,655
Series 2015-HQ2 M3 5.27% (LIBOR01M + 3.25%) 5/25/25	250,000	260,900
Series 2015-HQA1 M2 4.67% (LIBOR01M + 2.65%) 3/25/28	190,872	191,591
Series 2015-HQA1 M3 6.72% (LIBOR01M + 4.70%) 3/25/28	250,000	266,850
Series 2015-HQA2 M2 4.82% (LIBOR01M + 2.80%) 5/25/28	220,907	222,350
Series 2016-DNA1 M3 7.70% (LIBOR01M + 5.55%) 7/25/28	500,000	554,135
Series 2016-DNA2 M3 6.67% (LIBOR01M + 4.65%) 10/25/28	510,000	546,460
Series 2016-HQA1 M2 4.77% (LIBOR01M + 2.75%) 9/25/28	220,239	221,121
Series 2016-HQA2 M2 4.27% (LIBOR01M + 2.25%) 11/25/28	111,658	112,168
Series 2016-HQA2 M3 7.17% (LIBOR01M + 5.15%) 11/25/28	250,000	271,760
Series 2017-HQA1 M2 5.57% (LIBOR01M + 3.55%) 8/25/29	465,000	488,645
LVIP Global Income Fund–1

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2017-HQA3 M2 4.37% (LIBOR01M + 2.35%) 4/25/30	350,000	$ 353,804
Total Agency Collateralized Mortgage Obligations (Cost $14,555,681)		14,371,179
AGENCY MORTGAGE-BACKED SECURITIES–0.41%
•Fannie Mae ARM
3.96% (LIBOR12M + 1.39%) 11/1/37	21,889	22,753
4.13% (LIBOR12M + 1.51%) 9/1/33	125,752	130,441
4.16% (LIBOR06M + 1.55%) 11/1/34	18,064	18,605
4.18% (LIBOR12M + 1.56%) 10/1/35	85,132	86,725
4.21% (LIBOR12M + 1.36%) 10/1/37	15,814	16,433
4.25% (H15T1Y + 2.00%) 9/1/34	57,126	59,658
4.25% (LIBOR12M + 1.93%) 8/1/36	15,640	16,571
4.50% (H15T1Y + 2.12%) 10/1/32	27,053	28,564
4.54% (LIBOR12M + 1.56%) 4/1/38	29,614	30,411
4.58% (H15T1Y + 2.21%) 9/1/33	44,796	46,374
4.60% (H15T1Y + 2.21%) 6/1/35	380,903	397,729
4.61% (LIBOR12M + 1.84%) 6/1/36	21,845	23,125
4.71% (H15T1Y + 2.14%) 7/1/34	22,890	24,103
4.71% (LIBOR12M + 1.83%) 5/1/36	5,020	5,305
4.72% (LIBOR12M + 1.66%) 2/1/35	13,659	14,294
4.72% (LIBOR12M + 1.84%) 5/1/38	13,734	14,415
4.78% (H15T1Y + 2.21%) 4/1/34	131,635	139,049
4.81% (LIBOR12M + 1.86%) 1/1/37	3,520	3,715
4.88% (LIBOR12M + 1.75%) 3/1/35	18,992	19,691
4.97% (LIBOR12M + 1.93%) 1/1/37	73,950	78,244
•Fannie Mae Connecticut Avenue Securities
6.27% (LIBOR01M + 4.25%) 4/25/29	140,000	149,650
6.37% (LIBOR01M + 4.35%) 5/25/29	399,385	420,944
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Fannie Mae Connecticut Avenue Securities (continued)
6.47% (LIBOR01M + 4.45%) 1/25/29	286,117	$ 300,928
•Freddie Mac ARM
4.23% (LIBOR06M + 1.59%) 1/1/36	7,318	7,571
4.59% (H15T1Y + 2.26%) 1/1/35	94,900	100,237
4.73% (H15T1Y + 2.25%) 10/1/34	8,292	8,642
4.74% (LIBOR12M + 1.87%) 5/1/38	285,223	302,610
4.83% (H15T1Y + 2.45%) 7/1/36	62,575	64,794
4.87% (H15T1Y + 2.28%) 1/1/35	98,736	103,849
4.87% (H15T1Y + 2.37%) 8/1/31	14,777	15,336
4.88% (LIBOR12M + 1.83%) 4/1/38	99,879	106,167
4.89% (H15T1Y + 2.25%) 3/1/34	7,932	8,363
4.91% (H15T1Y + 2.41%) 11/1/33	9,309	9,842
4.92% (H15T1Y + 2.44%) 4/1/30	36,680	38,453
4.93% (LIBOR12M + 1.90%) 5/1/38	14,021	14,984
4.93% (LIBOR12M + 2.06%) 11/1/36	10,432	11,075
•Freddie Mac Structured Agency Credit Risk Debt Notes 5.47% (LIBOR01M + 3.45%) 10/25/29	400,000	422,588
Total Agency Mortgage-Backed Securities (Cost $3,234,567)		3,262,238
CORPORATE BONDS–4.06%
Australia–0.27%
FMG Resources August 2006 4.75% 5/15/22	100,000	103,000
Westpac Banking
2.10% 2/25/21	1,500,000	1,503,437
2.25% 11/9/20	500,000	501,580
		2,108,017
Canada–0.09%
1011778 BC ULC / New Red Finance 4.25% 5/15/24	200,000	206,320
Royal Bank of Canada 2.10% 10/14/20	500,000	500,410
		706,730

LVIP Global Income Fund–2

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
China–0.26%
Baidu 4.38% 5/14/24		400,000	$ 426,499
CNAC HK Finbridge 3.88% 6/19/29		200,000	205,790
Industrial & Commercial Bank of China
2.96% 11/8/22		300,000	302,294
3.23% 11/13/19		600,000	600,474
State Grid Overseas Investment 2016 2.75% 5/4/22		300,000	302,492
Tencent Holdings 2.99% 1/19/23		200,000	203,213
			2,040,762
Denmark–0.05%
Jyske Realkredit 1.00% 4/1/26	DKK	1,700,000	268,595
Realkredit Danmark 1.00% 4/1/27	DKK	1,020,000	162,440
			431,035
France–0.04%
Dexia Credit Local S.A. 2.38% 9/20/22		300,000	304,098
			304,098
Germany–0.10%
Bayer US Finance II 3.88% 12/15/23		200,000	209,056
•Deutsche Bank AG 3.45% (LIBOR03M + 1.31%) 8/20/20		600,000	598,890
			807,946
Ireland–0.02%
Ardagh Packaging Finance 4.25% 9/15/22		200,000	203,096
			203,096
Italy–0.09%
Banca Monte dei Paschi di Siena S.p.A. 2.88% 4/16/59	EUR	600,000	682,493
			682,493
Luxembourg–0.03%
Altice Financing 7.50% 5/15/26		200,000	212,998
			212,998
Mexico–0.04%
Coca-Cola Femsa 4.63% 2/15/20		100,000	100,779
Mexico City Airport Trust 5.50% 7/31/47		200,000	199,380
			300,159
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Norway–0.03%
Aker BP 4.75% 6/15/24	200,000	$ 209,400
		209,400
Republic of Korea–0.04%
Harvest Operations 4.20% 6/1/23	100,000	106,682
Korea East-West Power 3.88% 7/19/23	200,000	211,390
		318,072
Russia–0.03%
Russian Railways Via RZD Capital 5.70% 4/5/22	200,000	214,853
		214,853
South Africa–0.00%
@K2016470219 South Africa PIK 3.00% 12/31/22	97,698	977
		977
Spain–0.05%
Telefonica Emisiones 5.13% 4/27/20	400,000	406,445
		406,445
Switzerland–0.02%
Glencore Funding, LLC 3.00% 10/27/22	200,000	202,126
		202,126
United Arab Emirates–0.04%
DAE Funding, LLC 4.00% 8/1/20	300,000	302,625
		302,625
United Kingdom–0.19%
Avon Products 7.00% 3/15/23	100,000	105,750
BAT Capital 2.76% 8/15/22	200,000	201,836
HSBC Holdings
2.95% 5/25/21	200,000	202,118
3.40% 3/8/21	200,000	203,204
Imperial Brands Finance 2.95% 7/21/20	400,000	401,517
μStandard Chartered 3.89% 3/15/24	400,000	413,132
		1,527,557
United States–2.67%
Allergan Finance 3.45% 3/15/22	600,000	615,071
Amazon.com 2.40% 2/22/23	300,000	305,114
American Airlines Group 5.50% 10/1/19	100,000	100,000
American Tower 3.30% 2/15/21	500,000	507,277

LVIP Global Income Fund–3

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
United States (continued)
Amgen 2.20% 5/11/20	300,000	$ 299,958
Anthem 2.50% 11/21/20	500,000	502,602
μBank of America 3.55% 3/5/24	500,000	519,900
•Bank of New York Mellon 2.99% (LIBOR03M + 0.87%) 8/17/20	500,000	503,475
Biogen 2.90% 9/15/20	700,000	705,167
California Resources 8.00% 12/15/22	73,000	36,500
Calpine 5.88% 1/15/24	200,000	205,000
Capital One Financial 2.50% 5/12/20	1,000,000	1,001,882
CCO Holdings 5.13% 2/15/23	200,000	203,750
Celgene
2.25% 8/15/21	400,000	400,136
2.75% 2/15/23	200,000	203,697
Centene 4.75% 5/15/22	200,000	204,790
Cigna 3.75% 7/15/23	100,000	104,808
μCitibank 3.17% 2/19/22	250,000	253,338
Citigroup 2.40% 2/18/20	800,000	800,773
CNH Industrial Capital 3.88% 10/15/21	400,000	411,368
Community Health Systems 8.13% 6/30/24	100,000	80,000
CVS Health
2.80% 7/20/20	300,000	301,380
3.70% 3/9/23	200,000	208,319
DISH DBS 5.88% 7/15/22	100,000	104,375
Dollar Tree 3.70% 5/15/23	500,000	518,875
Dominion Energy 2.58% 7/1/20	400,000	400,956
Enterprise Products Operating
2.55% 10/15/19	200,000	200,037
5.25% 1/31/20	400,000	403,695
Equinix 5.38% 4/1/23	200,000	204,940
Express Scripts Holding 4.75% 11/15/21	100,000	105,127
Fiserv 2.70% 6/1/20	600,000	601,665
Goldman Sachs Group
2.63% 4/25/21	300,000	301,823
•3.32% (LIBOR03M + 1.20%) 9/15/20	1,300,000	1,310,225
HCA 5.88% 5/1/23	100,000	110,250
Jackson National Life Global Funding
2.25% 4/29/21	500,000	500,552
3.30% 2/1/22	100,000	102,564
JPMorgan Chase & Co.
2.20% 10/22/19	1,000,000	1,000,024
2.40% 6/7/21	200,000	201,007
Kinder Morgan 3.05% 12/1/19	200,000	200,116
Kroger 2.60% 2/1/21	300,000	301,180
Marsh & McLennan Companies 3.50% 12/29/20	100,000	101,624
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
United States (continued)
Metropolitan Life Global Funding I
3.38% 1/11/22	200,000	$ 205,821
3.88% 4/11/22	300,000	313,002
Morgan Stanley
2.80% 6/16/20	400,000	402,071
•3.40% (LIBOR03M + 1.14%) 1/27/20	800,000	802,793
Navient
6.63% 7/26/21	100,000	105,250
8.00% 3/25/20	250,000	255,313
Occidental Petroleum 4.85% 3/15/21	160,000	165,505
OI European Group 4.00% 3/15/23	200,000	201,750
Owens-Brockway Glass Container
5.00% 1/15/22	100,000	103,520
5.88% 8/15/23	100,000	106,500
Protective Life Global Funding 2.26% 4/8/20	400,000	400,226
PSEG Power 3.00% 6/15/21	500,000	505,234
Regions Financial 3.20% 2/8/21	300,000	303,781
Sabine Pass Liquefaction 5.63% 2/1/21	300,000	309,943
Sanchez Energy 7.75% 6/15/21	150,000	9,750
Sirius XM Radio 4.63% 7/15/24	100,000	103,933
Southern 2.35% 7/1/21	400,000	401,365
Sprint Spectrum 3.36% 9/20/21	100,000	100,625
Sunoco 4.88% 1/15/23	200,000	205,750
Symantec 4.20% 9/15/20	100,000	101,276
Tech Data 3.70% 2/15/22	100,000	102,276
Zimmer Biomet Holdings 2.70% 4/1/20	700,000	701,251
		21,050,275
Total Corporate Bonds (Cost $32,123,108)		32,029,664
MUNICIPAL BONDS–0.13%
Commonwealth of Pennsylvania Second Series 5.00% 1/15/20	400,000	404,192
San Jose California Redevelopment Agency Successor Agency
Senior Series A-T 2.48% 8/1/21	90,000	90,866
Senior Series A-T 2.63% 8/1/22	300,000	305,760

LVIP Global Income Fund–4

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Texas State Transportation Commission (Highway Improvement) Series A 5.00% 4/1/21	180,000	$ 190,064
Total Municipal Bonds (Cost $983,563)		990,882
NON-AGENCY ASSET-BACKED SECURITIES–3.19%
American Express Credit Account Master Trust Series 2017-1 B 2.10% 9/15/22	500,000	499,664
American Homes 4 Rent Series 2015-SFR1 A 3.47% 4/17/52	321,733	334,678
=×ARES EURO CLO B.V. 0.00% 4/17/32	250,000	272,488
•Atrium XII Series 12A AR 3.11% (LIBOR03M + 0.83%) 4/22/27	250,000	249,875
•Atrium XIV, LLC Series 14A B 4.02% (LIBOR03M + 1.70%) 8/23/30	300,000	298,789
×Avoca CLO XVII Designated Activity Series 17A B1R 0.00% 10/15/32	250,000	273,284
•BCC Middle Market CLO Series 2018-1A A2 4.43% (LIBOR03M + 2.15%) 10/20/30	250,000	246,134
•BlueMountain CLO
Series 2018-1A B 3.97% (LIBOR03M + 1.70%) 7/30/30	272,725	269,565
Series 2018-3A B 4.05% (LIBOR03M + 1.77%) 10/25/30	1,200,000	1,192,649
•BlueMountain CLO XXIII Series 2018-23A B 3.98% (LIBOR03M + 1.70%) 10/20/31	500,000	497,928
•BlueMountain Fuji US CLO II Series 2017-2A B 4.43% (LIBOR03M + 2.15%) 10/20/30	350,000	342,023
•Carlyle GMS Finance MM CLO, LLC Series 2015-1A A2R 4.50% (LIBOR03M + 2.20%) 10/15/31	250,000	247,907
•Carlyle US CLO Series 2017-2A B 4.68% (LIBOR03M + 2.40%) 7/20/31	250,000	249,494
•Catamaran CLO Series 2014-2A BR 5.25% (LIBOR03M + 2.95%) 10/18/26	606,600	606,443
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Colombia Cent CLO Series 2018-27A A2A 3.88% (LIBOR03M + 1.60%) 10/25/28	384,615	$ 380,870
•Discover Card Execution Note Trust Series 2019-A2 A 2.30% (LIBOR01M + 0.27%) 12/15/23	320,000	320,318
•Dryden 45 Senior Loan Fund
Series 2016-45A A2R 3.70% (LIBOR03M + 1.40%) 10/15/30	1,000,000	983,417
Series 2016-45A BR 4.00% (LIBOR03M + 1.70%) 10/15/30	1,000,000	991,460
•Dryden 49 Senior Loan Fund Series 2017-49A C 4.65% (LIBOR03M + 2.35%) 7/18/30	100,000	99,219
=•Dunedin Park
Series 1A A1 1.07% (EURIBOR03M + 1.07%) 10/22/32	250,000	272,488
Series 1A A2A 1.75% (EURIBOR03M + 1.75%) 10/22/32	250,000	272,488
•Eaton Vance CLO Series 2014-1RA C 4.40% (LIBOR03M + 2.10%) 7/15/30	250,000	244,658
=Euro-Galaxy Series 2013-3A B2ER 1.50% (EURIBOR03M + 1.50%) 1/17/31	250,000	272,488
•Galaxy XXVI CLO Series 2018-26A A 3.35% (LIBOR03M + 1.20%) 11/22/31	250,000	249,997
•Invitation Homes Trust
Series 2018-SFR3 A 3.02% (LIBOR01M + 1.00%) 7/17/37	519,932	519,082
Series 2018-SFR4 A 3.12% (LIBOR01M + 1.10%) 1/17/38	178,255	178,001
•LCM XXII Series 22A A2R 3.73% (LIBOR03M + 1.45%) 10/20/28	500,000	493,239
•Long Point Park CLO Series 2017-1A B 4.00% (LIBOR03M + 1.70%) 1/17/30	300,000	285,893
•Madison Park Euro Funding XIV DAC Series 14A A1N 1.12% (EURIBOR03M + 1.12%) 7/15/32	250,000	274,073

LVIP Global Income Fund–5

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Madison Park Funding XIV
Series 2014-14A A2RR 3.68% (LIBOR03M + 1.40%) 10/22/30	333,333	$ 328,336
Series 2014-14A BRR 3.98% (LIBOR03M + 1.70%) 10/22/30	250,000	247,852
•Madison Park Funding XXIII Series 2017-23A C 4.61% (LIBOR03M + 2.35%) 7/27/30	400,000	397,847
•Madison Park Funding XXIX
Series 2018-29A A2 3.75% (LIBOR03M + 1.45%) 10/18/30	1,036,364	1,027,366
Series 2018-29A B 4.05% (LIBOR03M + 1.75%) 10/18/30	1,000,000	995,880
Mill City Mortgage Loan Trust
•Series 2016-1 A1 2.50% 4/25/57	226,218	226,564
•Series 2017-3 A1 2.75% 1/25/61	382,126	383,594
•Series 2018-1 A1 3.25% 5/25/62	427,509	429,527
•Series 2018-2 A1 3.50% 5/25/58	169,297	172,311
Series 2018-4 A1B 3.50% 4/25/66	370,000	378,757
•Neuberger Berman Loan Advisers CLO Series 2018-27A C 4.00% (LIBOR03M + 1.70%) 1/15/30	300,000	287,586
•Octagon Investment Partners 31 Series 2017-1A C 4.68% (LIBOR03M + 2.40%) 7/20/30	65,415	65,283
•Octagon Investment Partners 35 Series 2018-1A A1B 3.38% (LIBOR03M + 1.10%) 1/20/31	250,000	248,904
Progress Residential Trust
Series 2017-SFR1 A 2.77% 8/17/34	199,270	199,807
Series 2018-SFR2 A 3.71% 8/17/35	140,000	142,894
•RAAC Trust Series 2004-SP1 AII 2.72% (LIBOR01M + 0.70%) 3/25/34	128,758	127,711
•Sound Point CLO
Series 2A A 1.11% (EURIBOR03M + 1.11%) 10/26/32	250,000	273,607
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Sound Point CLO (continued)
Series 2A B1 1.85% (EURIBOR03M + 1.85%) 10/26/32	250,000	$ 272,192
Towd Point Mortgage Trust
Series 2015-1 AE 3.00% 10/25/53	119,168	119,722
•Series 2015-2 2A1 3.75% 11/25/57	29,208	29,389
•Series 2015-3 A1A 3.50% 3/25/54	118,939	119,796
•Series 2015-3 A1B 3.00% 3/25/54	63,921	64,095
•Series 2016-1 A1 3.50% 2/25/55	399,590	404,272
•Series 2016-3 A1 2.25% 4/25/56	485,059	483,092
•Series 2016-4 A1 2.25% 7/25/56	681,308	677,263
•Series 2016-5 A1 2.50% 10/25/56	292,888	292,588
•Series 2017-1 A1 2.75% 10/25/56	614,398	620,005
•Series 2017-2 A1 2.75% 4/25/57	628,996	633,772
•Series 2017-4 A1 2.75% 6/25/57	643,582	648,564
•Series 2017-5 A1 2.62% (LIBOR01M + 0.60%) 2/25/57	155,647	155,048
•Series 2018-1 A1 3.00% 1/25/58	150,596	152,490
•Series 2018-3 A1 3.75% 5/25/58	512,782	531,680
•Series 2018-4 A1 3.00% 6/25/58	373,225	382,555
•Series 2018-5 A1A 3.25% 7/25/58	160,993	164,676
•Series 2018-6 A1A 3.75% 3/25/58	267,306	274,344
•Series 2019-1 A1 3.75% 3/25/58	105,151	110,282
•Voya CLO Series 2016-3A A1R 3.49% (LIBOR03M + 1.19%) 10/18/31	600,000	599,103
•Webster Park CLO Series 2015-1A A2R 3.88% (LIBOR03M + 1.60%) 7/20/30	250,000	247,738
•West CLO
Series 2014-1A A2R 3.65% (LIBOR03M + 1.35%) 7/18/26	310,000	308,208

LVIP Global Income Fund–6

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•West CLO (continued)
Series 2014-1A BR 4.15% (LIBOR03M + 1.85%) 7/18/26	560,000	$ 557,173
Total Non-Agency Asset-Backed Securities (Cost $25,239,449)		25,200,485
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.56%
BRAVO Residential Funding Trust Series 2019-1 A1C 3.50% 3/25/58	255,193	260,134
♦CHL Mortgage Pass-Through Trust Series 2004-11 2A1 3.83% 7/25/34	52,094	52,858
•CIM Trust
Series 2018-INV1 A4 4.00% 8/25/48	323,069	323,585
Series 2019-INV2 A3 4.00% 5/25/49	516,811	526,306
•CSMC Trust Series 2014-IVR3 A1 3.50% 7/25/44	89,464	90,846
•HarborView Mortgage Loan Trust Series 2004-1 3A 4.29% 4/19/34	141,687	148,063
•IndyMac INDX Mortgage Loan Trust Series 2005-AR1 1A1 3.94% 3/25/35	226,336	230,495
•JP Morgan Mortgage Trust Series 2004-A1 5A1 4.91% 2/25/34	145,878	152,506
•Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-A 1A 2.76% (LIBOR01M + 0.74%) 3/25/28	24,064	23,943
•Morgan Stanley Mortgage Loan Trust Series 2004-8AR 4A2 4.38% 10/25/34	191,458	194,985
•Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2 4.22% 11/25/34	118,317	121,749
•New York Mortgage Trust Series 2005-3 M1 2.69% (LIBOR01M + 0.68%) 2/25/36	13,758	12,869
•Sequoia Mortgage Trust Series 2016-2 A4 3.50% 8/25/46	490,012	498,505
•Sequoia Mortgage Trust Series 2004-10 A2 2.68% (LIBOR01M + 0.64%) 11/20/34	228,632	229,672
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-12 3A1 4.22% 9/25/34	129,482	$ 131,750
•Structured Asset Mortgage Investments II Trust Series 2004-AR6 A1A 2.76% (LIBOR01M + 0.70%) 2/19/35	209,469	206,945
•Structured Asset Mortgage Investments II Trust Series 2003-AR4 A1 2.76% (LIBOR01M + 0.70%) 1/19/34	180,957	179,024
♦•WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR19 A1A1 2.29% (LIBOR01M + 0.27%) 12/25/45	213,618	212,413
Series 2005-AR8 2AB2 2.86% (LIBOR01M + 0.84%) 7/25/45	85,205	85,722
Wells Fargo Mortgage-Backed Securities Trust
•Series 2003-L 1A2 4.72% 11/25/33	165,851	172,057
Series 2003-O 1A2 4.78% 1/25/34	55,273	58,148
Series 2004-X 1A1 4.76% 11/25/34	56,903	58,837
Series 2005-AR9 2A2 4.66% 10/25/33	177,874	179,678
•Series 2018-1 A3 3.50% 7/25/47	237,972	241,276
Total Non-Agency Collateralized Mortgage Obligations (Cost $4,284,962)		4,392,366
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.38%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.96% 12/10/30	282,000	290,187
*•BANK Series 2018-BN13 XA 0.66% 8/15/61	4,852,726	165,832
•BX Commercial Mortgage Trust Series 2018-IND A 2.78% (LIBOR01M + 0.75%) 11/15/35	235,584	235,289
•COMM Mortgage Trust Series 2014-277P A 3.73% 8/10/49	170,000	181,015
•Commercial Mortgage Trust
Series 2006-GG7 AJ 5.83% 7/10/38	151,000	139,297
Series 2006-GG7 AM 5.83% 7/10/38	46,599	46,858

LVIP Global Income Fund–7

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Core Industrial Trust Series 2015-CALW A 3.04% 2/10/34	735,220	$ 750,851
•GE Commercial Mortgage Series 2007-C1 AM 5.61% 12/10/49	58,524	51,033
OBP Depositor Trust Series 2010-OBP A 4.65% 7/15/45	730,000	734,397
Wells Fargo Mortgage-Backed Securities Trust Series 2016-NXS6 A2 2.40% 11/15/49	378,000	379,562
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $2,984,093)		2,974,321
LOAN AGREEMENTS–0.84%
•Adient US 6.88% (LIBOR03M + 4.25%) 5/6/24	130,000	128,212
•Allegiant Travel Company 6.71% (LIBOR03M + 4.50%) 2/5/24	77,375	78,246
•American Airlines 3.80% (LIBOR01M + 1.75%) 6/27/25	396,000	392,507
•Avis Budget Car Rental 4.05% (LIBOR01M + 2.00%) 2/13/25	201,838	202,122
•Bausch Health 4.79% (LIBOR01M + 2.75%) 11/27/25	87,500	87,779
•Bowie Resource Holdings, LLC 7.87% (LIBOR03M + 5.75%) 8/14/20	112,219	110,115
•Carbonite 6.01% (LIBOR01M + 3.75%) 3/26/26	12,680	12,709
•Chemours Company (The) 3.80% (LIBOR01M + 1.75%) 4/3/25	42,057	40,674
•CommScope 5.29% (LIBOR01M + 3.25%) 4/6/26	76,184	76,048
•CROWN Americas Tranche B 1st Lien 4.06% (LIBOR01M + 2.00%) 4/3/25	123,806	124,602
•CSC Holdings 4.28% (LIBOR01M + 2.25%) 7/17/25	81,171	81,251
•Diamond Sports Group, LLC 5.30% (LIBOR01M + 3.25%) 8/24/26	56,889	57,298
•EFS Cogen Holdings I 5.30% (LIBOR01M + 3.25%) 6/28/23	14,312	14,281
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Eldorado Resorts 4.31% (LIBOR03M + 2.25%) 4/17/24	157,562	$ 157,530
•Fieldwood Energy LLC 1st Lien 7.51% (LIBOR03M + 5.25%) 4/11/22	374,108	326,044
•Global Tel*Link Corporation 6.29% (LIBOR01M + 4.25%) 11/29/25	25,664	24,663
•Go Daddy Operating Company 4.04% (LIBOR01M + 2.00%) 2/15/24	120,019	120,365
•Gray Television
4.58% (LIBOR01M + 2.25%) 2/7/24	168,606	169,156
4.83% (LIBOR03M + 2.50%) 1/2/26	29,238	29,382
•Harsco Corporation 4.31% (LIBOR01M + 2.25%) 12/6/24	13,729	13,795
•HCA 1st Lien 3.79% (LIBOR01M + 1.75%) 3/17/23	156,968	157,645
•Hertz Corporation, (The) 4.80% (LIBOR01M + 2.75%) 6/30/23	286,398	286,965
•IQVIA Inc.
3.85% (LIBOR03M + 1.75%) 6/11/25	57,775	57,929
4.10% (LIBOR03M + 2.00%) 1/17/25	193,159	194,367
•JBS USA Lux S.A. Tranche B 1st Lien 4.55% (LIBOR01M + 2.50%) 5/1/26	169,303	170,291
•LegalZoom.com 6.54% (LIBOR01M + 4.50%) 11/21/24	15,341	15,423
•Mediacom Illinois, LLC 3.68% (LIBOR01W + 1.75%) 2/15/24	533,690	535,803
•Mission Broadcasting 4.35% (LIBOR01M + 2.25%) 1/17/24	33,944	34,029
×Nascar Holdings 0.00% 7/27/26	45,899	46,261
•Navios Maritime Midstream Partners L.P. 6.55% (LIBOR01M + 4.50%) 6/18/20	120,267	119,590
•Navistar International Corporation 5.53% (LIBOR01M + 3.50%) 11/6/24	126,621	126,304
•Nexstar Broadcasting
4.29% (LIBOR01M + 2.25%) 1/17/24	170,394	170,820

LVIP Global Income Fund–8

LVIP Global Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Nexstar Broadcasting (continued)
4.81% (LIBOR03M + 2.75%) 9/18/26	22,006	$ 22,132
•ON Semiconductor Tranche B 1st Lien 3.86% (LIBOR01M + 1.75%) 3/31/23	138,427	139,206
•Onsite Rental Group Pty Ltd
6.10% 10/26/23	121,112	104,459
6.52% (LIBOR01M + 4.50%) 10/26/22	88,583	87,475
•Oxbow Carbon LLC
4.54% (LIBOR01M + 2.50%) 1/4/22	86,797	86,363
5.79% (LIBOR01M + 3.75%) 1/4/23	73,000	73,046
•Panther BF Aggregator 5.54% (LIBOR01M + 3.50%) 4/30/26	100,000	99,344
•Post Holdings Inc. 4.04% (LIBOR01M + 2.00%) 5/24/24	89,407	89,793
•Rexnord LLC 4.04% (LIBOR01M + 2.00%) 8/21/24	317,187	319,332
•Russell Investment US Institutional Term Loan 5.29% (LIBOR01M + 3.25%) 6/1/23	129,332	127,877
•Securus Technologies Holdings 1st Lien 6.54% (LIBOR03M + 4.50%) 11/1/24	29,848	26,440
•Syneos Health 4.04% (LIBOR01M + 2.00%) 8/1/24	252,376	253,691
•Thor Industries 5.88% (LIBOR01M + 3.75%) 2/1/26	207,454	202,631
•TI Group Automotive Systems, L.L.C. 4.54% (LIBOR01M + 2.50%) 6/30/22	95,051	94,933
•Tibco Software Inc. 6.07% (LIBOR01M + 4.00%) 6/30/26	130,000	130,352
•United Rentals 3.79% (LIBOR01M + 1.75%) 10/31/25	374,683	376,824
•Valeant Pharmaceuticals International Tranche B 1st Lien 5.04% (LIBOR01M + 3.00%) 6/2/25	50,770	51,034
•Wand NewCo 3 5.54% (LIBOR01M + 3.50%) 2/5/26	53,463	53,797
•WEX Inc. 4.29% (LIBOR01M + 2.25%) 5/15/26	92,204	92,854
		Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Whatabrands 5.52% (LIBOR03M + 3.25%) 8/2/26		28,934	$ 29,100
Total Loan Agreements (Cost $6,673,701)			6,622,889
ΔSOVEREIGN BONDS–50.97%
Angola–0.03%
Angolan Government International Bond 8.25% 5/9/28		200,000	207,636
			207,636
Australia–2.16%
Australia Government Bonds
3.00% 3/21/47	AUD	3,600,000	3,170,253
3.25% 4/21/25	AUD	7,400,000	5,656,379
4.75% 4/21/27	AUD	7,000,000	6,040,792
5.75% 5/15/21	AUD	3,000,000	2,187,038
			17,054,462
Brazil–1.35%
≠Brazil Letras do Tesouro Nacional
0.00% 1/1/20	BRL	20,600,000	4,896,472
0.00% 4/1/20	BRL	350,000	82,269
0.00% 7/1/20	BRL	300,000	69,724
0.00% 4/1/21	BRL	170,000	37,999
0.00% 7/1/21	BRL	60,000	13,214
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/21	BRL	962,000	250,681
10.00% 1/1/25	BRL	10,525,000	2,970,927
10.00% 1/1/27	BRL	7,989,000	2,306,018
			10,627,304
Canada–1.63%
Canadian Government Bond
1.50% 9/1/24	CAD	1,500,000	1,137,242
1.50% 6/1/26	CAD	10,550,000	8,029,101
5.00% 6/1/37	CAD	3,170,000	3,679,052
			12,845,395
Colombia–0.06%
Colombia Government International Bond
5.00% 6/15/45		200,000	234,750
9.85% 6/28/27	COP	700,000,000	256,416
			491,166
Dominican Republic–0.02%
Dominican Republic International Bond 8.90% 2/15/23	DOP	8,000,000	154,192
			154,192
France–3.24%
French Republic Government Bond O.A.T.
0.50% 5/25/25	EUR	2,800,000	3,240,924
1.25% 5/25/36	EUR	3,000,000	3,885,364

LVIP Global Income Fund–9

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
France (continued)
French Republic Government Bond O.A.T. (continued)
1.50% 5/25/31	EUR	14,130,000	$ 18,417,361
			25,543,649
Gabon–0.02%
Gabon Government International Bond 6.38% 12/12/24		200,000	197,450
			197,450
Germany–3.00%
Bundesobligation 0.01% 4/5/24	EUR	3,900,000	4,405,370
Bundesrepublik Deutschland Bundesanleihe
0.25% 2/15/29	EUR	1,400,000	1,652,221
0.50% 8/15/27	EUR	4,000,000	4,783,452
1.00% 8/15/24	EUR	3,750,000	4,453,758
2.50% 7/4/44	EUR	1,250,000	2,284,563
4.00% 1/4/37	EUR	1,500,000	2,912,072
4.25% 7/4/39	EUR	1,500,000	3,155,319
			23,646,755
Ghana–0.26%
Ghana Government Bonds
16.25% 5/17/21	GHS	170,000	30,766
16.50% 3/22/21	GHS	150,000	27,401
17.60% 11/28/22	GHS	50,000	8,981
18.25% 9/21/20	GHS	100,000	18,774
18.75% 1/24/22	GHS	1,280,000	237,664
19.00% 11/2/26	GHS	3,850,000	699,871
19.75% 3/25/24	GHS	1,280,000	241,779
19.75% 3/15/32	GHS	3,850,000	707,510
21.50% 3/9/20	GHS	100,000	19,047
24.50% 6/21/21	GHS	50,000	10,096
24.75% 3/1/21	GHS	150,000	30,176
24.75% 7/19/21	GHS	150,000	30,387
			2,062,452
India–0.67%
India Government Bonds
8.13% 9/21/22	INR	294,000,000	4,375,674
8.83% 11/25/23	INR	60,000,000	921,897
			5,297,571
Indonesia–1.42%
Indonesia Treasury Bond
7.00% 5/15/27	IDR	96,088,000,000	6,736,923
8.25% 7/15/21	IDR	1,070,000,000	78,040
8.38% 3/15/34	IDR	29,440,000,000	2,198,200
8.75% 5/15/31	IDR	14,332,000,000	1,105,336
9.00% 3/15/29	IDR	5,142,000,000	401,934
10.00% 2/15/28	IDR	7,040,000,000	581,149
10.50% 8/15/30	IDR	1,160,000,000	100,194
			11,201,776
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Iraq–0.03%
Iraq International Bond 5.80% 1/15/28		250,000	$ 244,408
			244,408
Italy–5.22%
Italy Buoni Poliennali Del Tesoro
0.05% 4/15/21	EUR	4,500,000	4,929,145
0.95% 3/1/23	EUR	5,000,000	5,626,171
1.45% 5/15/25	EUR	7,500,000	8,680,122
2.00% 2/1/28	EUR	9,250,000	11,204,202
2.95% 9/1/38	EUR	6,750,000	9,041,496
4.75% 9/1/44	EUR	1,000,000	1,739,250
			41,220,386
Japan–13.14%
Japan Government 10 yr Bonds 0.10% 6/20/26	JPY	2,755,000,000	26,307,005
Japan Government 20 yr Bonds
0.20% 6/20/36	JPY	1,562,000,000	14,718,374
1.50% 3/20/34	JPY	1,035,000,000	11,653,786
1.60% 6/20/30	JPY	250,000,000	2,755,827
1.90% 6/20/25	JPY	456,000,000	4,772,300
Japan Government 30 yr Bonds 1.70% 9/20/44	JPY	1,295,000,000	16,091,305
Japan Government 5 yr Bonds 0.10% 6/20/21	JPY	1,730,000,000	16,114,186
Japan Government Thirty Year Bond 0.30% 6/20/46	JPY	200,000,000	1,846,418
≠Japan Treasury Discount Bill
0.00% 10/7/19	JPY	193,100,000	1,785,921
0.00% 10/15/19	JPY	228,100,000	2,109,689
0.00% 12/9/19	JPY	144,000,000	1,332,323
0.00% 12/10/19	JPY	162,000,000	1,498,875
0.00% 12/16/19	JPY	208,000,000	1,924,577
0.00% 12/23/19	JPY	84,000,000	777,279
			103,687,865
Kazakhstan–0.03%
Kazakhstan Government International Bond 4.88% 10/14/44		200,000	241,222
			241,222
Malaysia–0.79%
Malaysia Government Bonds
3.90% 11/30/26	MYR	11,000,000	2,696,535
3.90% 11/16/27	MYR	2,750,000	675,632
4.18% 7/15/24	MYR	6,000,000	1,489,437
4.25% 5/31/35	MYR	5,250,000	1,340,208
			6,201,812
Mexico–4.34%
Mexican Bonos
5.00% 12/11/19	MXN	112,020,000	5,648,229

LVIP Global Income Fund–10

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexican Bonos (continued)
6.50% 6/10/21	MXN	4,020,000	$ 203,210
6.50% 6/9/22	MXN	45,200,000	2,280,637
7.25% 12/9/21	MXN	59,440,000	3,047,693
7.50% 6/3/27	MXN	52,500,000	2,764,670
7.75% 11/23/34	MXN	138,500,000	7,421,618
8.00% 6/11/20	MXN	5,810,000	296,918
8.00% 12/7/23	MXN	430,000	22,830
8.00% 11/7/47	MXN	220,000,000	12,003,678
Mexican Udibonos 2.50% 12/10/20	MXN	4,712,267	236,772
Mexico Government International Bond 4.15% 3/28/27		300,000	318,303
			34,244,558
Netherlands–2.54%
Netherlands Government Bond
0.25% 7/15/29	EUR	11,850,000	13,796,389
0.50% 1/15/40	EUR	3,500,000	4,296,601
2.75% 1/15/47	EUR	1,000,000	1,945,397
			20,038,387
New Zealand–3.48%
New Zealand Government Bonds
2.75% 4/15/37	NZD	13,400,000	10,096,135
4.50% 4/15/27	NZD	11,200,000	8,799,517
5.50% 4/15/23	NZD	5,000,000	3,644,862
6.00% 5/15/21	NZD	7,250,000	4,919,487
			27,460,001
Norway–0.65%
≠Norwegian Treasury Bill 0.00% 3/18/20	NOK	47,155,000	5,155,971
			5,155,971
Republic of Korea–1.36%
Korea Treasury Bond
1.75% 12/10/20	KRW	4,405,000,000	3,701,047
2.00% 3/10/20	KRW	754,000,000	632,432
2.00% 9/10/20	KRW	5,725,000,000	4,816,754
3.38% 9/10/23	KRW	1,004,000,000	903,571
3.50% 3/10/24	KRW	702,000,000	640,403
			10,694,207
Singapore–2.55%
Singapore Government Bonds
2.00% 7/1/20	SGD	3,250,000	2,357,499
2.38% 6/1/25	SGD	7,000,000	5,259,559
2.88% 9/1/30	SGD	15,600,000	12,522,664
			20,139,722
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
South Africa–0.03%
Republic of South Africa Government Bond 7.00% 2/28/31	ZAR	4,000,000	$ 223,651
			223,651
Spain–0.16%
Spain Government Bond
0.25% 7/30/24	EUR	780,000	873,148
2.70% 10/31/48	EUR	250,000	385,354
			1,258,502
Sweden–0.64%
≠Sweden Treasury Bill 0.00% 12/18/19	SEK	49,890,000	5,073,082
			5,073,082
Thailand–0.65%
Bank of Thailand Bond
1.77% 3/27/20	THB	13,900,000	455,212
1.95% 11/26/20	THB	142,561,000	4,688,967
			5,144,179
Tunisia–0.04%
Banque Centrale de Tunisie International Bond 5.63% 2/17/24	EUR	300,000	318,132
			318,132
Ukraine–0.03%
Ukraine Government International Bond 7.38% 9/25/32		200,000	201,505
			201,505
United Kingdom–1.40%
United Kingdom Gilt
4.25% 12/7/27	GBP	5,000,000	8,105,248
4.50% 9/7/34	GBP	1,550,000	2,926,390
			11,031,638
Uruguay–0.03%
Uruguay Government International Bond 3.70% 6/26/37	UYU	7,892,615	214,292
			214,292
Total Sovereign Bonds (Cost $384,056,601)			402,123,328
SUPRANATIONAL BANKS–2.83%
Asian Development Bank 2.35% 6/21/27	JPY	1,000,000,000	11,289,904

LVIP Global Income Fund–11

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
European Investment Bank 2.15% 1/18/27	JPY	1,000,000,000	$ 11,079,774
Total Supranational Banks (Cost $20,049,570)			22,369,678
U.S. TREASURY OBLIGATIONS–28.47%
U.S. Treasury Bonds
2.50% 2/15/46		23,130,000	24,909,022
3.13% 8/15/44		9,000,000	10,785,937
3.63% 8/15/43		9,000,000	11,610,176
4.50% 5/15/38		10,300,000	14,521,592
5.38% 2/15/31		7,650,000	10,549,380
U.S. Treasury Inflation Protected Security
0.13% 4/15/21		811,867	803,211
0.13% 1/15/22		2,607,119	2,582,401
0.38% 7/15/23		330,732	332,775
1.38% 1/15/20		593,205	591,421
U.S. Treasury Notes
1.13% 4/30/20		25,000,000	24,895,019
1.63% 8/15/22		34,500,000	34,551,885
1.63% 2/15/26		21,000,000	21,011,895
2.00% 8/31/21		200,000	201,273
2.00% 10/31/21		800,000	805,766
2.00% 8/15/25		19,500,000	19,937,227
2.13% 9/30/21		1,500,000	1,514,063
2.13% 12/31/21		200,000	202,219
2.25% 7/31/21		100,000	101,029
2.50% 5/15/24		24,000,000	24,994,219
2.75% 2/28/25		15,900,000	16,858,658
2.75% 2/15/28		2,500,000	2,714,697
3.13% 5/15/21		100,000	102,227
Total U.S. Treasury Obligations (Cost $208,834,741)			224,576,092

	Number of Shares	Value (U.S. $)
COMMON STOCK–0.02%
=Appvion	5,591	$ 73,778
†Halcon Resources	4,396	310
=Holdco Class A	1,232,692	814
=†Remington Outdoor	17,991	31,484
Total Common Stock (Cost $310,617)		106,386
EXCHANGE-TRADED FUND–0.04%
Invesco Senior Loan ETF	13,000	293,670
Total Exchange-Traded Fund (Cost $295,279)		293,670
MONEY MARKET FUND–6.68%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	52,724,996	52,724,996
Total Money Market Fund (Cost $52,724,996)		52,724,996

	Principal Amount°
SHORT-TERM INVESTMENTS–0.69%
U.S. TREASURY OBLIGATIONS–0.69%
≠U.S. Treasury Bills
1.87% 1/9/20	270,000	268,653
1.94% 12/12/19	570,000	567,980
1.98% 11/29/19	1,830,000	1,824,579
2.22% 10/10/19	2,800,000	2,798,766
Total Short-Term Investments (Cost $5,458,955)		5,459,978

TOTAL INVESTMENTS–101.09% (Cost $761,809,883)	797,498,152
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.09%)	(8,582,736)
NET ASSETS APPLICABLE TO 66,951,612 SHARES OUTSTANDING –100.00%	$788,915,416

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
@ PIK. 100% of the income received was in the form of additional par.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2019. Rate will reset at a future date.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
× Delayed settlement. Interest rate to be determined upon settlement date.
LVIP Global Income Fund–12

LVIP Global Income Fund
Schedule of Investments (continued)
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
Δ Securities have been classified by country of origin.
≠ The rate shown is the effective yield at the time of purchase.
† Non-income producing.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2019:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	EUR	(2,968,807)	USD	3,356,830	11/29/19	$106,763	$—
BCLY	EUR	(5,937,614)	USD	6,672,364	2/28/20	127,170	—
BCLY	EUR	(2,968,807)	USD	3,289,423	3/31/20	9,989	—
BNP	AUD	(1,684,663)	USD	1,152,593	12/12/19	12,871	—
BNP	JPY	123,552,173	USD	(1,152,593)	12/12/19	—	(3,895)
BNP	JPY	345,640,000	USD	(3,221,564)	1/24/20	2,924	—
BNP	JPY	154,127,220	USD	(1,472,096)	6/24/20	—	(21,009)
BNP	JPY	(124,000,000)	USD	1,177,356	6/24/20	9,912	—
BOA	EUR	(926,798)	USD	1,055,280	10/8/19	44,493	—
BOA	EUR	(705,000)	USD	799,703	11/21/19	28,317	—
BOA	EUR	(618,062)	USD	700,125	12/4/19	23,205	—
BOA	EUR	(927,387)	USD	1,061,237	12/9/19	45,046	—
CITI	AUD	(1,703,000)	USD	1,177,710	11/21/19	26,286	—
CITI	AUD	1,703,000	USD	(1,157,376)	11/21/19	—	(5,952)
CITI	AUD	(852,635)	USD	571,605	2/25/20	—	(6,275)
CITI	AUD	(850,365)	USD	565,995	8/24/20	—	(12,421)
CITI	BRL	11,260,796	USD	(2,802,239)	10/29/19	—	(98,061)
CITI	BRL	(11,260,796)	USD	2,952,490	10/29/19	248,312	—
CITI	EUR	(1,630,646)	USD	1,868,557	10/18/19	88,629	—
CITI	EUR	(146,969)	USD	166,413	11/4/19	5,784	—
CITI	JPY	60,955,953	USD	(571,605)	2/25/20	—	(1,837)
CITI	JPY	182,990,000	USD	(1,716,097)	3/24/20	—	(2,732)
CITI	JPY	60,357,748	USD	(565,995)	8/24/20	4,254	—
CITI	KRW	(3,222,000,000)	USD	2,729,121	3/18/20	27,384	—
DB	EUR	(912,431)	USD	1,039,030	10/8/19	43,913	—
DB	EUR	(1,488,376)	USD	1,703,743	10/15/19	79,523	—
DB	EUR	(2,196,300)	USD	2,507,296	10/24/19	108,708	—
DB	EUR	(281,945)	USD	319,161	10/30/19	11,092	—
DB	EUR	(282,055)	USD	318,941	11/29/19	10,164	—
DB	EUR	(912,431)	USD	1,043,200	12/9/19	43,398	—
DB	EUR	(946,717)	USD	1,078,879	12/18/19	40,610	—
DB	EUR	(432,907)	USD	485,310	3/16/20	7,559	—
DB	KRW	(7,965,000,000)	USD	6,738,579	11/29/19	85,327	—
DB	NOK	2,252,000	USD	(248,593)	10/3/19	—	(1,041)
DB	NOK	(2,252,000)	USD	247,797	10/3/19	245	—
DB	NOK	4,461,000	USD	(501,122)	11/14/19	—	(10,417)
DB	NOK	(4,461,000)	USD	491,175	11/14/19	471	—
DB	NOK	1,841,000	USD	(206,260)	11/18/19	—	(3,744)
DB	NOK	(1,841,000)	USD	202,711	11/18/19	195	—
DB	NOK	7,444,500	USD	(827,364)	11/19/19	—	(8,438)
DB	NOK	(7,444,500)	USD	819,716	11/19/19	790	—
DB	NOK	7,444,500	USD	(827,617)	12/19/19	—	(8,264)
DB	NOK	(7,444,500)	USD	819,924	12/19/19	570	—
DB	SEK	3,062,000	USD	(315,021)	10/3/19	—	(3,909)
DB	SEK	(3,062,000)	USD	315,426	10/3/19	4,314	—
DB	SEK	609,000	USD	(63,510)	11/19/19	—	(1,443)
LVIP Global Income Fund–13

LVIP Global Income Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
DB	SEK	(609,000)	USD	62,924	11/19/19	$857	$—
DB	SEK	12,234,000	USD	(1,273,639)	11/26/19	—	(26,299)
DB	SEK	(12,234,000)	USD	1,264,588	11/26/19	17,248	—
GSI	EUR	(1,152,139)	USD	1,310,719	10/4/19	54,563	—
GSI	EUR	(221,966)	USD	253,772	10/15/19	11,547	—
GSI	EUR	(357,852)	USD	404,945	10/29/19	13,968	—
GSI	EUR	(989,278)	USD	1,118,245	10/31/19	37,300	—
GSI	EUR	(917,149)	USD	1,037,547	11/29/19	33,509	—
GSI	EUR	(1,152,139)	USD	1,306,203	12/4/19	44,345	—
HSBC	AUD	(4,530,000)	USD	3,139,842	12/12/19	75,170	—
HSBC	AUD	(1,150,000)	USD	788,483	3/13/20	8,761	—
HSBC	AUD	(1,180,000)	USD	806,799	6/12/20	5,242	—
HSBC	EUR	(1,879,250)	USD	2,151,722	10/11/19	101,648	—
HSBC	EUR	(461,000)	USD	529,288	10/16/19	26,170	—
HSBC	EUR	(520,000)	USD	588,884	10/31/19	20,701	—
HSBC	EUR	(510,196)	USD	566,788	11/22/19	8,512	—
HSBC	EUR	(510,196)	USD	566,875	2/25/20	4,586	—
HSBC	EUR	(510,210)	USD	560,801	3/25/20	—	(2,602)
HSBC	EUR	(510,196)	USD	567,234	5/22/20	1,765	—
HSBC	EUR	(510,196)	USD	567,661	8/24/20	—	(1,173)
HSBC	INR	(354,000,000)	USD	4,832,435	12/5/19	—	(137,788)
HSBC	JPY	119,499,300	USD	(1,113,975)	10/21/19	—	(7,093)
HSBC	JPY	(119,499,300)	USD	1,129,462	10/21/19	22,578	—
HSBC	JPY	60,195,668	USD	(566,788)	11/22/19	—	(8,118)
HSBC	JPY	339,889,770	USD	(3,139,842)	12/12/19	20,205	—
HSBC	JPY	124,161,000	USD	(1,158,730)	12/19/19	—	(3,494)
HSBC	JPY	(124,161,000)	USD	1,176,144	12/19/19	20,909	—
HSBC	JPY	60,205,004	USD	(566,875)	2/25/20	—	(4,127)
HSBC	JPY	85,503,075	USD	(788,483)	3/13/20	11,560	—
HSBC	JPY	179,997,740	USD	(1,694,039)	3/23/20	—	(8,794)
HSBC	JPY	(179,997,740)	USD	1,718,413	3/23/20	33,168	—
HSBC	JPY	60,316,980	USD	(560,801)	3/25/20	3,991	—
HSBC	JPY	60,243,121	USD	(567,234)	5/22/20	—	(1,186)
HSBC	JPY	87,489,330	USD	(806,799)	6/12/20	16,302	—
HSBC	JPY	60,288,471	USD	(567,661)	8/24/20	1,934	—
HSBC	KRW	(7,310,000,000)	USD	6,258,562	10/7/19	160,441	—
HSBC	KRW	7,310,000,000	USD	(6,053,078)	10/7/19	45,042	—
HSBC	KRW	(1,565,176,000)	USD	1,337,414	1/30/20	27,326	—
HSBC	KRW	938,000,000	USD	(779,808)	1/30/20	5,320	—
HSBC	KRW	(880,000,000)	USD	748,045	3/18/20	10,140	—
JPMC	AUD	(409,000)	USD	285,452	10/11/19	9,282	—
JPMC	AUD	(1,412,500)	USD	1,012,431	10/15/19	58,515	—
JPMC	AUD	1,412,500	USD	(957,289)	10/15/19	—	(3,373)
JPMC	AUD	(2,825,000)	USD	1,979,054	11/15/19	69,340	—
JPMC	AUD	2,825,000	USD	(1,916,118)	11/15/19	—	(6,404)
JPMC	AUD	(1,215,496)	USD	819,333	11/21/19	—	(2,483)
JPMC	AUD	(2,060,000)	USD	1,427,235	12/12/19	33,588	—
JPMC	AUD	(2,970,000)	USD	2,032,245	1/14/20	21,215	—
JPMC	AUD	(1,412,500)	USD	989,619	1/15/20	33,173	—
JPMC	AUD	1,412,500	USD	(966,618)	1/15/20	—	(10,173)
JPMC	AUD	(120,000)	USD	81,810	1/28/20	531	—
JPMC	AUD	(896,648)	USD	622,094	1/31/20	14,728	—
JPMC	AUD	896,648	USD	(617,409)	1/31/20	—	(10,043)
JPMC	AUD	(1,215,496)	USD	815,667	2/21/20	—	(8,071)
JPMC	AUD	(2,680,000)	USD	1,848,653	3/12/20	31,603	—
JPMC	AUD	(1,215,496)	USD	812,909	5/21/20	—	(12,392)
JPMC	AUD	(3,210,000)	USD	2,198,966	6/12/20	18,460	—
JPMC	AUD	(1,215,496)	USD	810,064	8/21/20	—	(16,669)
JPMC	BRL	9,372,630	USD	(2,320,820)	10/2/19	—	(65,363)
JPMC	BRL	(9,372,630)	USD	2,463,888	10/2/19	208,431	—
LVIP Global Income Fund–14

LVIP Global Income Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	BRL	50,000	USD	(12,747)	10/11/19	$—	$(723)
JPMC	BRL	(50,000)	USD	12,528	10/11/19	504	—
JPMC	CAD	(1,514,097)	USD	1,152,351	1/30/20	7,557	—
JPMC	CAD	(220,000)	USD	165,766	1/30/20	—	(574)
JPMC	CAD	(198,000)	USD	149,748	3/16/20	24	—
JPMC	CNH	(1,955,000)	USD	275,383	2/24/20	2,563	—
JPMC	DKK	(3,013,048)	USD	454,146	1/30/20	9,843	—
JPMC	EUR	(1,774,000)	USD	2,006,891	10/29/19	68,676	—
JPMC	EUR	1,774,000	USD	(1,979,398)	10/29/19	—	(41,183)
JPMC	EUR	(5,271)	USD	5,986	11/8/19	223	—
JPMC	EUR	5,271	USD	(5,885)	11/8/19	—	(123)
JPMC	EUR	(33,514)	USD	37,793	11/13/19	1,143	—
JPMC	EUR	33,514	USD	(37,434)	11/13/19	—	(783)
JPMC	EUR	(37,402)	USD	42,753	11/15/19	1,846	—
JPMC	EUR	37,402	USD	(41,782)	11/15/19	—	(875)
JPMC	EUR	(357,751)	USD	405,293	11/21/19	13,854	—
JPMC	EUR	357,751	USD	(399,820)	11/21/19	—	(8,381)
JPMC	EUR	343,057	USD	(383,421)	11/22/19	—	(8,036)
JPMC	EUR	(357,751)	USD	398,914	11/22/19	7,450	—
JPMC	EUR	(36,757)	USD	41,742	12/5/19	1,481	—
JPMC	EUR	(2,204,671)	USD	2,493,074	1/30/20	67,536	—
JPMC	EUR	(740,625)	USD	830,537	3/16/20	13,191	—
JPMC	EUR	(36,757)	USD	42,716	6/15/20	1,914	—
JPMC	JPY	75,288,690	USD	(701,306)	10/21/19	—	(3,931)
JPMC	JPY	(75,288,690)	USD	709,102	10/21/19	11,727	—
JPMC	JPY	87,373,639	USD	(819,333)	11/21/19	—	(8,475)
JPMC	JPY	154,405,446	USD	(1,427,235)	12/12/19	8,314	—
JPMC	JPY	60,989,760	USD	(569,495)	12/20/19	—	(1,965)
JPMC	JPY	(60,989,760)	USD	576,520	12/20/19	8,990	—
JPMC	JPY	97,010,000	USD	(903,880)	12/24/19	—	(776)
JPMC	JPY	217,846,500	USD	(2,032,245)	1/14/20	—	(1,181)
JPMC	JPY	83,800,000	USD	(793,925)	1/29/20	—	(11,915)
JPMC	JPY	86,982,735	USD	(815,667)	2/21/20	—	(2,819)
JPMC	JPY	199,996,500	USD	(1,848,653)	3/12/20	22,578	—
JPMC	JPY	35,400,000	USD	(333,071)	3/13/20	—	(1,838)
JPMC	JPY	121,848,750	USD	(1,145,856)	3/23/20	—	(5,036)
JPMC	JPY	(121,848,750)	USD	1,159,303	3/23/20	18,482	—
JPMC	JPY	31,624,780	USD	(300,225)	3/24/20	—	(4,117)
JPMC	JPY	(31,624,780)	USD	300,903	3/24/20	4,795	—
JPMC	JPY	86,688,584	USD	(812,909)	5/21/20	1,574	—
JPMC	JPY	238,095,421	USD	(2,198,966)	6/12/20	41,042	—
JPMC	JPY	60,989,760	USD	(576,725)	6/22/20	—	(2,584)
JPMC	JPY	(60,989,760)	USD	583,214	6/22/20	9,073	—
JPMC	JPY	86,385,195	USD	(810,064)	8/21/20	5,946	—
JPMC	KRW	(115,600,000)	USD	97,167	3/25/20	208	—
JPMC	MXN	1,745,000	USD	(88,395)	12/16/19	—	(1,053)
JPMC	NOK	1,020,000	USD	(115,015)	1/30/20	—	(2,718)
JPMC	NOK	2,890,000	USD	(322,725)	3/16/20	—	(4,515)
JPMC	SEK	(2,120,000)	USD	222,890	3/16/20	5,212	—
JPMC	TRY	365,000	USD	(56,150)	10/18/19	8,069	—
MSC	EUR	(115,750)	USD	130,916	11/29/19	4,200	—
SCB	EUR	(107,800)	USD	122,416	12/5/19	4,338	—
SCB	EUR	(2,145,000)	USD	2,407,441	2/24/20	43,585	—
SSB	AUD	(26,068,000)	USD	18,090,290	10/31/19	475,357	—
SSB	AUD	280,000	USD	(189,115)	10/31/19	90	—
SSB	AUD	297,000	USD	(204,332)	10/31/19	—	(3,640)
SSB	CAD	(7,805,500)	USD	5,929,429	10/31/19	34,837	—
SSB	CAD	(177,000)	USD	133,145	10/31/19	—	(523)
SSB	CAD	168,000	USD	(127,597)	10/31/19	—	(726)
SSB	EUR	(55,072,500)	USD	61,759,933	10/31/19	1,584,398	—
LVIP Global Income Fund–15

LVIP Global Income Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	EUR	24,068,500	USD	(26,445,565)	10/31/19	$—	$(146,871)
SSB	GBP	28,863,000	USD	(36,023,189)	10/31/19	—	(487,077)
SSB	JPY	(5,817,543,000)	USD	53,895,332	10/31/19	—	(27,875)
SSB	JPY	150,807,500	USD	(1,416,296)	10/31/19	—	(18,451)
SSB	MXN	(112,057,000)	USD	5,790,760	10/31/19	143,381	—
SSB	MXN	(5,298,500)	USD	265,354	10/31/19	—	(1,676)
SSB	MXN	5,265,500	USD	(267,095)	10/31/19	—	(1,727)
SSB	NZD	(44,505,000)	USD	29,520,913	10/31/19	1,631,412	—
SSB	NZD	430,000	USD	(274,906)	10/31/19	—	(5,442)
SSB	SEK	157,638,500	USD	(16,735,514)	10/31/19	—	(687,371)
SSB	SGD	(27,624,500)	USD	20,209,539	10/31/19	215,546	—
SSB	SGD	(314,000)	USD	226,517	10/31/19	—	(749)
UBS	EUR	(136,016)	USD	154,923	10/9/19	6,568	—
UBS	EUR	(984,000)	USD	1,130,021	10/24/19	55,390	—
UBS	EUR	(60,150)	USD	68,170	11/21/19	2,356	—
UBS	EUR	(136,016)	USD	154,292	12/5/19	5,309	—
Total Foreign Currency Exchange Contracts						$7,142,474	$(2,020,812)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
7	Australia 10 yr Bonds	$696,174	$688,905	12/16/19	$7,269	$—
27	Australia 3 yr Bonds	2,108,310	2,099,225	12/16/19	9,085	—
2	Euro-Bund	379,848	378,854	12/6/19	994	—
(27)	Fed Fund 30 Day	(11,061,885)	(11,058,857)	12/31/19	—	(3,028)
(12)	U.S. Treasury 10 yr Notes	(1,563,750)	(1,586,046)	12/19/19	22,296	—
(4)	U.S. Treasury 10 yr Ultra Bonds	(569,625)	(579,601)	12/19/19	9,976	—
140	U.S. Treasury 2 yr Notes	30,170,000	30,250,660	12/31/19	—	(80,660)
(1)	U.S. Treasury Bonds	(191,906)	(198,280)	12/19/19	6,374	—
(3)	U.S. Treasury Long Bonds	(486,938)	(497,246)	12/19/19	10,308	—
					66,302	(83,688)
Sovereign Bond:[2]
6	Canadian Government Bond	645,809	659,364	12/18/19	—	(13,555)
Total Futures Contracts					$66,302	$(97,243)
LVIP Global Income Fund–16

LVIP Global Income Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Sold/Moody's Ratings
CDX.NA.IG.31-Quarterly[4]	2,000,000	1.00%	12/20/21	$34,505	$24,269	$10,235	$—
ITRX.EUR.XOVER.31-Quarterly[5]	EUR 150,000	5.00%	6/20/24	16,565	18,754	—	(2,189)
ITRX.EUR.XOVER.31-Quarterly[5]	EUR 150,000	5.00%	6/20/24	16,565	15,585	980	—
					58,608	11,215	(2,189)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Over-The-Counter:
Protection Purchased/Moody's Ratings
CITI American Airlines Group 5.50% 10/1/2119/B1 -Quarterly	100,000	5.00%	12/20/19	$(1,200)	$(900)	$—	$(300)
JPMC Goldman Sachs Group 2.91% 6/5/23 -Quarterly	400,000	1.00%	12/20/24	6,300	7,210	—	(910)
BCLY Italy Government International Bond 6.875% 9/27/23/Baa3u -Quarterly	200,000	1.00%	6/20/23	296	1,619	—	(1,324)
JPMC Morgan Stanley 3.75% 2/25/23 -Quarterly	400,000	1.00%	12/20/24	6,698	7,913	—	(1,215)
JPMC Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	100,000	1.00%	12/20/21	9,985	2,824	7,161	—
JPMC Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	50,000	1.00%	12/20/21	4,993	1,368	3,626	—
JPMC Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	65,000	1.00%	12/20/21	6,490	2,771	3,719	—
JPMC Navient 5.50% 1/25/23/Ba3 -Quarterly	50,000	1.00%	3/20/20	(1,171)	(860)	—	(311)
JPMC Navient 5.50% 1/25/23/Ba3 -Quarterly	200,000	1.00%	3/20/20	(4,682)	(3,392)	—	(1,291)
CITI Republic of Indonesia 3.70% 1/8/22 -Quarterly	300,000	1.00%	12/20/24	1,479	2,055	—	(576)
BCLY Republic of Turkey 11.875% 1/15/30/B1 -Quarterly	46,667	1.00%	12/20/19	(35)	477	—	(511)
LVIP Global Income Fund–17

LVIP Global Income Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Over-The-Counter:(continued)
Protection Purchased/Moody's Ratings (continued)
CITI Russian Foreign Bond 7.50% 3/31/30 -Quarterly	140,000	1.00%	12/20/24	$994	$1,452	$—	$(458)
CITI Spain Government International Bond 5.01% 11/21/44 -Quarterly	150,000	1.00%	12/20/24	4,549	4,467	82	—
					27,004	14,588	(6,896)
Protection Sold/Moody's Ratings
JPMC Ally Financial Inc 7.50% 9/15/20 -Quarterly	400,000	1.00%	12/20/24	(79,873)	(78,233)	—	(1,639)
CITI Avon Products Inc 5.00% 3/15/23 -Quarterly	100,000	1.00%	3/20/23	(10,731)	(10,112)	—	(620)
CITI Bespoke Cambridge 0-3% -Quarterly	114,100	1.00%	12/20/19	(10,363)	(2,045)	—	(8,317)
CITI Bespoke EQ Tranche 0-3% -Quarterly	39,946	1.00%	6/20/20	(4,236)	(4,625)	389	—
MSC Bespoke Pecan 5-10% -Quarterly	100,000	3.98%	3/20/22	(30)	—	—	(30)
MSC Bespoke Pecan 5-10% -Quarterly	100,000	4.10%	12/20/21	2,539	—	2,539	—
CITI Bespoke Phoenix 5-7% -Quarterly	100,000	1.00%	12/20/21	2,554	—	2,554	—
CITI Bespoke Singapore 0.30% 6/20/20 -Quarterly	70,000	1.00%	6/20/20	(7,692)	(7,080)	—	(612)
CITI Bespoke Verona 7-15% -Quarterly	250,000	1.00%	12/20/19	111	—	111	—
CITI Bespoke Verona EQ Tranche 0-3% -Quarterly	97,800	1.00%	12/20/19	(1,721)	(2,151)	430	—
CITI Citibank 2.30% 6/20/21 -Quarterly	155,000	2.30%	6/20/21	2,895	—	2,895	—
BCLY Italy Government International Bond 6.875% 9/27/23/Baa3u -Quarterly	200,000	1.00%	6/20/23	(357)	(7,101)	6,805	—
JPMC Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	100,000	1.00%	12/20/23	(27,107)	(11,935)	—	(15,172)
JPMC Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	50,000	1.00%	12/20/23	(13,554)	(5,835)	—	(7,719)
JPMC Nabors Industries 9.25% 1/15/2119/B1 -Quarterly	65,000	1.00%	12/20/23	(17,620)	(9,423)	—	(8,197)
BCLY Republic of Argentina 7.50% 4/22/26/B2 -Quarterly	70,000	5.00%	6/20/23	(41,541)	1,144	—	(42,685)
LVIP Global Income Fund–18

LVIP Global Income Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Over-The-Counter:(continued)
Protection Sold/Moody's Ratings (continued)
CITI Republic of Argentina 7.50% 4/22/26/B2 -Quarterly	85,000	5.00%	12/20/23	$(50,820)	$(3,869)	$—	$(46,951)
BCLY Republic of Argentina 7.50% 4/22/26/B2 -Quarterly	20,000	1.00%	6/20/23	(11,869)	(3,775)	—	(8,094)
CITI Republic of Argentina 7.50% 4/22/26/B2 -Quarterly	90,000	5.00%	6/20/23	(53,410)	(1,726)	—	(51,685)
					(146,766)	15,723	(191,721)
Total CDS Contracts					$(61,154)	$41,526	$(200,806)
Swap Contracts
Currency Swap
Counterparty/ Reference Obligation/ Payment Frequency (Floating Rate/Floating Rate)	Notional Amount Paid[3]	Notional Amount (Received)[3]	Floating Interest Rate Paid	Floating Interest Rate (Received)	Termination Date	Value Assets (Liability)	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 250,000	280,000	0.76%	(3.47%)	7/10/21	$8,505	$(250)	$8,755	$—
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 500,000	555,000	1.00%	(2.12%)	8/30/21	11,503	516	10,987	—
CITI - Receive amounts based on LIBOR03M and pay quarterly payments based on EURIBOR03M	EUR 750,000	832,500	1.00%	(2.14%)	9/17/21	15,542	4	15,538	—
Total Currency Swap							270	35,280	—
LVIP Global Income Fund–19

LVIP Global Income Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts
	Notional Amount[3]	Fixed Interest Rate Paid	Termination Date	Value	Unrealized Depreciation[1]
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	1,450,000	1.96%	8/31/24	$(18,265)	$(18,265)
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	550,000	1.72%	8/14/26	(2,651)	(2,651)
Total Inflation Swap Contracts					$(20,916)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Receive China 7 Day Interbank Repo Fixing Rate-(Quarterly)	CNY 3,700,000	(2.77%)	2.70%	8/26/24	$(3,069)	$—	$—	$(3,069)
Receive China 7 Day Interbank Repo Fixing Rate-(Quarterly)	CNY 5,800,000	(2.79%)	1.00%	8/30/24	(3,963)	—	—	(3,963)
Receive USD LIBOR03M-(Semiannual/Quarterly)	1,880,000	1.82%	(2.24%)	2/3/25	(28,204)	—	—	(28,204)
Receive USD LIBOR03M-(Semiannual/Quarterly)	1,450,000	1.99%	(2.10%)	3/27/25	(36,693)	—	—	(36,693)
Receive USD LIBOR03M-(Semiannual/Quarterly)	2,175,000	2.38%	(2.13%)	6/9/47	(340,654)	—	—	(340,654)
						—	—	(412,583)

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Over-The-Counter:
Receive China 7 Day Interbank Repo Fixing Rate-(Quarterly)	CNY 4,600,000	(2.77%)	2.90%	8/23/24	$(3,632)	$—	$—	$(3,632)
Receive China 7 Day Interbank Repo Fixing Rate-(Quarterly)	CNY 1,700,000	(2.75%)	2.90%	9/6/24	(1,675)	—	—	(1,675)
						0	—	(5,307)
Total IRS Contracts						$0	$0	$(417,890)
LVIP Global Income Fund–20

LVIP Global Income Fund
Schedule of Investments (continued)
Swap Contracts
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
JPMC- Receive amounts based on iBoxx EUR and pay variable quarterly payments based on EURIBOR03M.[6]	EUR 300,000	1.00%	12/20/19	$4,533	$4,533	$—
JPMC- Receive amounts based on iBoxx EUR and pay variable quarterly payments based on EURIBOR03M.[6]	EUR 1,254	1.00%	12/20/19	(440)	—	(440)
JPMC- Receive amounts based on iBoxx EUR and pay variable quarterly payments based on EURIBOR03M.[6]	EUR 300,000	0.39%	12/20/19	36	36	—
BCLY- Receive amounts based on iBoxx USD and pay variable quarterly payments based on LIBOR03M.[7]	2,275	2.16%	6/20/20	(2,956)	—	(2,956)
Total TRS Contracts					$4,569	$(3,396)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2019.
[2] Securities have been classified by country of origin.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] The European Markit iTraxx indices trade 3, 5, 7 and 10-year maturities, and a new series is determined on the basis of liquidity every six months. The benchmark Markit iTraxx Europe index comprises 125 equally-weighted European names. The Markit iTraxx Crossover index comprises the 75 most liquid sub-investment grade entities. Total Return indices are calculated and published hourly for Markit iTraxx Europe, Asia and Crossover. These indices measure the performance of the respective on-the-run Markit iTraxx CDS contracts. Constituents for the index can be found at www.markit.com/Documentation.
[6] The Markit iBoxx EUR Liquid High Yield Index tracks the market for high yield corporate bonds and currently contains approximately 250 corporate bonds with sub-investment grade ratings. Multi-contributor pricing and support for the index from leading financial institutions ensure that the index is a tradable reflection of the corporate high yield bond market. Constituents for the index can be found at www.markit.com/Documentation.
[7] The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. The index is used as a basis for tradable products, including ETFs. Multi-contributor pricing and support for the index from leading financial institutions ensure that the index is a tradable reflection of the corporate high yield bond market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BRL–Brazilian Real
CAD–Canadian Dollar
LVIP Global Income Fund–21

LVIP Global Income Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
CDX.NA.IG–Credit Derivatives Index - North American Investment Grade
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CNH–Chinese Yuan Renminbi
COP–Colombia Peso
CPI-U–Consumer Price Index for All Urban Consumers
DB–Deutsche Bank
DKK–Danish Krone
DOP–Dominican Republic Peso
ETF–Exchange-Traded Fund
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GHS–Ghanaian Cedi
GSI–Goldman Sachs International
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC–Hong Kong and Shanghai Banking Corporation
IDR–Indonesia Rupiah
INR–Indian Rupee
IRS–Interest Rate Swap
ITRX.EUR.XOVER–Markit iTraxx Europe Index Crossover
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR01W–Intercontinental Exchange London Interbank Offered Rate USD Weekly
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
PIK–Payment-in-kind
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
THB–Thailand Baht
TRY–Turkish New Lira
USD–United States Dollar
UYU–Uruguay Peso
yr–Year
ZAR–South African Rand
See accompanying notes.
LVIP Global Income Fund–22

LVIP Global Income Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities, credit default swap contracts, total return swap contracts, inflation swap contracts, currency swaps and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Global Income Fund–23

LVIP Global Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$14,371,179	$—	$14,371,179
Agency Mortgage-Backed Securities	—	3,262,238	—	3,262,238
Corporate Bonds	—	32,029,664	—	32,029,664
Loan Agreements	—	6,622,889	—	6,622,889
Municipal Bonds	—	990,882	—	990,882
Non-Agency Asset-Backed Securities	—	24,110,533	1,089,952	25,200,485
Non-Agency Collateralized Mortgage Obligations	—	4,392,366	—	4,392,366
Non-Agency Commercial Mortgage-Backed Securities	—	2,974,321	—	2,974,321
Sovereign Bonds	—	402,123,328	—	402,123,328
Supranational Banks	—	22,369,678	—	22,369,678
U.S. Treasury Obligations	—	224,576,092	—	224,576,092
Common Stock	310	—	106,076	106,386
Exchange-Traded Fund	293,670	—	—	293,670
Money Market Fund	52,724,996	—	—	52,724,996
Short-Term Investment	—	5,459,978	—	5,459,978
Total Investments	$53,018,976	$743,283,148	$1,196,028	$797,498,152
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$7,142,474	$—	$7,142,474
Futures Contracts	$66,302	$—	$—	$66,302
Swap Contracts	$—	$81,375	$—	$81,375
Liabilities:
Foreign Currency Exchange Contracts	$—	$(2,020,812)	$—	$(2,020,812)
Futures Contracts	$(97,243)	$—	$—	$(97,243)
Swap Contracts	$—	$(643,008)	$—	$(643,008)
During the period ended September 30, 2019, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Global Income Fund–24